Transactions with Related Parties	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Transactions with Related Parties

4.           Transactions with Related Parties

The following are the major transactions which the Company has entered into with related parties during the years ended December 31, 2024, 2023 and 2022:

On August 5, 2021, the Company entered into a rental agreement for 902 square meters of office space for its operations within a building leased by Cyberonica S.A. (an affiliate of Globus’s chairman) at a monthly rate of Euro 26,000 (absolute amount) with a lease period ending August 4, 2024. In June 2022, the Company entered into a new rental agreement with F.G. Europe (an affiliate of Globus’s chairman) for the same office space, at the same rate of Euro 26,000 (absolute amount) and with the same lease period ending of August 4, 2024. The previous rental agreement with Cyberonica was terminated resulting in a gain of $40 classified in the income statement component of the consolidated statement of comprehensive income under interest and finance costs. In August 2024, the Company entered into a new rental agreement with F.G. Europe (an affiliate of Globus’s chairman) for the same office space, at the rate of Euro 27,500 (absolute amount) and with a lease period ending of August 4, 2027 as the previous rental agreement with F.G. Europe had expired. The Company does not presently own any real estate. As of December 31, 2024, the Company owed €34,000 (absolute amount) of back rent to F.G. Europe. During the years ended December 31, 2024, 2023 and 2022, the rent charged amounted to $353, $349 and $341, respectively.

4.           Transactions with Related Parties (continued)

The depreciation charge for the respective right-of-use asset for the years ended December 31, 2024, 2023 and 2022, was $314, $311 and $327, respectively, and was recognized in the income statement component of the consolidated statement of comprehensive income under depreciation. The interest expense on lease liabilities for the years ended December 31, 2024, 2023 and 2022, was $43, $28 and $54, respectively, and recognized under interest expense and finance costs in the income statement component of the consolidated statement of comprehensive income. The total cash outflows for leases for the years ended December 31, 2024, 2023 and 2022, were approximately $357, $339 and $341, respectively, and were recognized in the consolidated statement of cash flows under the Payment of lease liability – principal and Interest Paid.

On October 23, 2024, the Company entered into two memoranda of agreement with an entity controlled by the Chairman of the Board of Directors and to which the Chief Executive Officer is also related, for the acquisition of two Kamsarmax scrubber outfitted dry bulk vessels (the “Vessels”), a 2016-built Kamsarmax dry bulk carrier with a carrying capacity of approximately 81,119 dwt for a purchase price of $27.5 million (absolute amount) and a 2014-built dry bulk vessel with a carrying capacity of approximately 81,817 dwt for a purchase price of $26.5 million (absolute amount), both paid with available cash. The purchase of each Vessel was approved by a committee of the Board of Directors of the Company comprised solely of independent directors, as well as unanimously ratified by the Company’s Board of Directors.

An aggregate of $18 million (absolute amount) of the purchase price for the 2016-built Vessel has been paid upon its delivery and the remaining balance is to be paid in one lump sum without interest no later than one year after the date of the relevant memorandum of agreement .. An aggregate of $17 million (absolute amount) of the purchase price for the 2014-built Vessel has been paid upon its delivery and the remaining balance is to be paid in one lump sum without interest no later than one year after the date of the relevant memorandum of agreement . These balances are presented within Sellers’ Credit under current liabilities in the consolidated statement of financial position as of December 31, 2024.

On November 19, 2024, the Company took delivery of the m/v “GLBS Angel”, a 2016-built Kamsarmax dry bulk carrier and on December 3, 2024 the Company took delivery of the m/v “GLBS Gigi”, a 2014-built Kamsarmax dry bulk carrier.

As at December 28, 2015, Athanasios Feidakis assumed the position of Chief Executive Officer (“CEO”) and Chief Financial Officer (“CFO”). On August 18, 2016, the Company entered into a consultancy agreement with an affiliated company (Goldenmare Limited) of its CEO and CFO, Mr. Athanasios Feidakis, for the purpose of providing consulting services to the Company in connection with the Company’s international shipping and capital raising activities, including but not limited to assisting and advising the Company’s CEO and CFO at an annual fee of €200,000 (absolute amount). On December 3, 2020, the Company agreed to increase the consultancy fees of Goldenmare Limited, from €200,000 to €400,000 (absolute amount) per annum. In December 2021, the Company agreed to pay a one-time cash bonus of $1,500 to Goldenmare Limited pursuant to the consultancy agreement, half of which was to be paid immediately and the other half during 2022, if at the time of the payment Mr. Athanasios Feidakis remains CEO and the consulting company has not terminated its consultancy agreement, which was paid in 2023.

On March 13, 2024, the Company awarded a consulting company affiliated with our chief executive officer a one-time bonus of $3,000 half of which is payable immediately upon the delivery of the newbuilding vessel Hull NE442 (i.e., the vessel being constructed by Nantong Cosco Khi Ship Engineering pursuant to the agreement dated May 13, 2022) and the balance at the delivery of Hull NE443 (i.e., the vessel being constructed by Nantong Cosco Khi Ship Engineering pursuant to the other agreement dated May 13, 2022), in each case assuming Athanasios Feidakis remains Chief Executive Officer at each such relevant time, i.e. August 20, 2024 and September 20, 2024, respectively (see also Note 5). Following the successful delivery of the newbuilding Hull NE442, named GLBS Might, the Company paid the $1,500 bonus on August 26, 2024 to the consultant as per the aforementioned award. The remaining $1,500 million for the successful delivery of the newbuilding Hull NE443, named GLBS Magic, has been awarded but not paid yet to the consulting company and as at December 31, 2024 is included in the “Trade accounts payable and other” line of the Consolidated Statement of Financial Position. The related expense for the years ended December 31, 2024, 2023 and 2022, amounted to $3,425, $432 and $1,172, respectively.

As at December 31, 2024, and 2023, Goldenmare Limited owned 10,300 of the Company’s Series B preferred shares. Each Series B preferred share has 25,000 votes, provided that no holder of Series B preferred shares may exercise voting rights pursuant to Series B preferred shares that would result in the aggregate voting power of the beneficial owner of any such holder of Series B preferred shares, together with its affiliates, exceeding 49.99% of the total number of votes eligible to be cast on any matter submitted to a vote of shareholders. Except as otherwise provided by applicable law, holders of the Company’s Series B preferred shares and the Company’s common shares vote together as a single class on all matters submitted to a vote of shareholders, including the election of directors. Athanasios Feidakis has substantial control and influence over the Company’s management and affairs and over matters requiring shareholder approval, including the election of directors and significant corporate transactions, through his ability to direct the vote of such Series B preferred shares.

As at December 31, 2024, 2023 and 2022, Mr. George Feidakis beneficially owned 24.9%, 24.9% and 3.7%, respectively, of Globus’ common shares. Mr. George Feidakis (father of Mr. Athanasios Feidakis) is also the chairman of the Board of Directors of Globus.

4.           Transactions with Related Parties (continued)

On July 15, 2021 Globus entered into a consultancy agreement with Eolos Shipmanagement S.A. for the purpose of providing consultancy services to Eolos Shipmanagement S.A. For these services the Company receives a daily fee of $1,000 (absolute amount). The chairman of the board of Globus is the majority shareholder of Eolos Shipmanagement. This agreement has terminated on December 3, 2024. The consulting fees for the years ended December 31, 2024, 2023 and 2022, were $338, $365 and $365, respectively, and recognized under management and consulting fee income in the income statement component of the consolidated statements of comprehensive income.

On February 14, 2022 the Company changed the compensation of the non-executive directors. In the aggregate, the annual service fee for each of the directors (based on their current roles and committee seats) has been set at $80, payable in cash, based on the annual service fees, committee fees, and other similar fees. In 2024, the Company changed the compensation of the non-executive directors to be set at $80, regardless of roles and committee seats.

Compensation of Key Management Personnel of the Company:

Compensation to Globus non-executive directors is analyzed as follows:

	For the year ended December 31,
	2024	2023	2022
Directors’ remuneration	304	240	240
Total	304	240	240

As at December 31, 2024, and 2023, $80 and $60 of the compensation to non-executive directors was remaining due and unpaid, respectively. Amounts payable to non-executive directors are classified as trade accounts payable and other in the consolidated statements of financial position.

Compensation to the Company’s executive director is analyzed as follows:

	For the year ended December 31,
	2024	2023	2022
Short-term employee benefits	3,425	432	1,172
Total	3,425	432	1,172

As at December 31, 2024, and 2023, $1,706 and $77 of the compensation to the executive director was remaining due and unpaid, respectively. Compensation to Globus non-executive directors and executive director are recognized under administrative expenses payable to related parties in the income statement component of the consolidated statements of comprehensive income.